Business combination (Details 5 - Textuals) - BRL (R$) R$ in Thousands				5 Months Ended	12 Months Ended
		Dec. 02, 2021	Aug. 10, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 26, 2021
Business combinations
Contribution in total revenue					R$ 234,168
Contribution in profit					(7,705)
Consolidated revenue if the acquisition had occurred on January 1, 2021					2,384,367
Consolidated profit if the acquisition had occurred on January 1, 2021					131,824
Acquisition-related cost					R$ 18,335	R$ 6,957	R$ 446
Non-compete agreement (note 14)
Business combinations
Useful life of intangible assets					5 years
CI&T Brazil | Dextra Group
Business combinations
Percentage of voting equity interests acquired			100.00%					100.00%
Purchase price of acquisition			R$ 800,000
Cash paid		R$ 50,938	650,000
Business Combination, decrease in purchase price based on agreement					R$ 16,427
Consideration transferred			783,573		R$ 783,573
Retained amount for materialized contingencies related to a portion of the remaining balance payable on fifth anniversary of closing date of the acquisition	[1]		R$ 30,000
Acquisition-related cost				R$ 2,109
CI&T Brazil | Dextra Group | Brands (note 14)
Business combinations
Useful life of intangible assets				1 year 4 months 24 days
CI&T Brazil | Dextra Group | Non-compete agreement (note 14)
Business combinations
Useful life of intangible assets				5 years
CI&T Brazil | Dextra Group | Customer relationship (note 14)
Business combinations
Useful life of intangible assets				7 years 4 months 24 days

[1]	The amount of R$ 30,000 related to a portion of the remaining balance payable was retained for any materialized contingencies, which will be paid on the fifth anniversary of the closing date.